Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.96%
Argentina — 2.44%
Globant SA(a)	16,182	$3,815,877

Australia — 0.51%
WiseTech Global Ltd.(a)	16,924	796,683

Belgium — 2.26%
Azelis Group N.V.(a)	20,867	429,588
Melexis NV	27,094	2,321,068
Warehouses De Pauw CVA(a)	26,718	781,546
		3,532,202
Brazil — 1.51%
Hypera SA	79,300	508,500
Patria Investments Ltd.(a)	95,819	1,367,337
Raia Drogasil SA(a)	94,292	481,499
		2,357,336
Canada — 0.74%
Aritzia, Inc.(a)	31,644	769,985
Descartes Systems Group, Inc. (The)(a)	4,481	392,406
		1,162,391
China — 3.76%
Centre Testing International Group Company Ltd.(a)	342,600	563,729
Shanghai Hanbell Precise Machinery Co., Ltd.(a)	249,400	617,299
Shenzhen Mindray Bio-Medical Electronics Co.(a)	15,000	564,394
Silergy Corporation(a)	336,000	4,134,473
		5,879,895
France — 3.04%
Alten SA(a)	5,805	897,402
Antin Infrastructure Partners(a)	37,437	688,253
BioMerieux(a)	8,638	929,518
Virbac SA(a)	6,218	2,243,584
		4,758,757
Germany — 2.23%
AIXTRON SE(a)	22,680	843,951
Atoss Software AG(a)	1,958	536,394
Dermapharm Holding SE(a)	33,429	1,421,656
Hensoldt AG(a)	22,932	688,310
		3,490,311
Hong Kong — 1.29%
Techtronic Industries Co., Ltd.	190,100	2,019,078

India — 1.51%
Avenue Supermarts Ltd.(a)(b)(c)	9,665	441,445
Bajaj Finance Ltd.(a)	5,321	440,258
Five-Star Business(a)	64,972	596,595
IndiaMart InterMesh Ltd.(a)(b)(c)	29,261	887,940
		2,366,238
Ireland — 0.67%
ICON plc(a)	4,037	1,053,132
	Shares	Fair Value
COMMON STOCKS — 97.96% (continued)
Israel — 0.17%
Nova Ltd.(a)	1,678	$242,991

Italy — 1.02%
Interpump Group SpA(a)	16,387	809,881
Recordati Industria Chimica e Farmaceutica SpA(a)	14,230	785,267
		1,595,148
Japan — 5.92%
Amvis Holdings, Inc.(a)	2,500	46,060
BayCurrent Consulting, Inc.	151,200	3,515,465
Japan Elevator Service Holdings Company Ltd.	19,200	290,159
Lasertec Corporation	4,000	1,041,781
M&A Capital Partners Company Ltd.(a)	54,300	836,332
M&A Research Institute, Inc.(a)	23,500	836,454
MonotaRO Co., Ltd.(a)	122,500	1,153,802
TechnoPro Holdings, Inc.(a)	16,500	380,428
Tokyo Seimitsu Company Ltd.	8,500	550,610
Visional, Inc.(a)	9,800	613,388
		9,264,479
Luxembourg — 0.25%
Eurofins Scientific S.E.	6,450	388,325

Mexico — 2.70%
Corp Inmobiliaria Vesta SAB de CV(a)	360,865	1,371,433
Grupo Financiero Banorte SAB de CV	57,800	587,818
Kimberly-Clark de Mexico S.A.B. de C.V.	246,400	559,561
Regional SAB de CV(a)	184,933	1,711,806
		4,230,618
Netherlands — 1.45%
ASM International NV(a)	1,856	1,028,465
BE Semiconductor Industries N.V.	2,923	439,181
IMCD N.V.	5,189	791,904
		2,259,550
Poland — 1.18%
Dino Polska SA(a)(b)(c)	17,167	1,852,955

South Korea — 1.71%
Eo Technics Co., Ltd.(a)	7,624	975,389
LEENO Industrial, Inc.(a)	11,454	1,704,272
		2,679,661
Sweden — 5.48%
AddTech AB(a)	48,918	1,009,215
Epiroc AB	34,634	540,037
EQT AB(a)	64,241	1,725,095
HMS Networks AB(a)	13,071	575,088
Lifco AB, Class B(a)	49,720	1,199,650
Nibe Industrier A.B.	152,144	909,133
OX2 AB(a)	161,967	770,674
Sagax AB(a)	27,163	660,130
Swedencare AB	118,789	705,765

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.96% (continued)
Sweden — 5.48% (continued)
Vitrolife AB(a)	28,956	$476,738
		8,571,525
Switzerland — 0.50%
VAT Group AG(a)	1,669	777,139

Taiwan — 2.83%
Asia Vital Components Co., Ltd.(a)	93,000	1,262,882
ASPEED Technology, Inc.(a)	13,000	1,276,673
Chroma Ate Inc(a)	114,000	728,503
Sinbon Electronics Co., Ltd.(a)	88,500	728,521
Voltronic Power Technology Corporation(a)	9,975	426,498
		4,423,077
United Kingdom — 12.23%
B&M European Value Retail SA	641,141	4,201,908
CVS Group plc	150,388	3,217,141
Darktrace plc(a)	275,784	1,195,818
Diploma plc(a)	27,275	1,124,336
Endava plc, ADR - ADR(a)	37,133	2,627,902
Halma PLC	50,701	1,403,374
Impax Asset Management Group plc(a)	196,738	1,352,628
Intermediate Capital Group PLC(a)	27,516	620,359
JTC plc(a)(b)(c)	158,863	1,596,909
London Stock Exchange Group PLC	6,442	728,689
Softcat PLC(a)	58,761	1,072,587
		19,141,651
United States — 40.46%
Alexandria Real Estate Equities, Inc.	13,118	1,585,967
Align Technology, Inc.(a)	3,684	984,807
Apollo Global Management, Inc.	6,221	624,588
Ares Management Corporation, CLASS A	18,306	2,223,813
Ashtead Group PLC	28,216	1,845,120
AtriCure, Inc.(a)	20,613	702,079
Cactus, Inc., Class A	16,232	688,886
Charles River Laboratories International, Inc.(a)	5,420	1,172,238
Cloudflare, Inc., Class A(a)	18,512	1,463,374
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,300,000	1,022,666
Crowdstrike Holdings, Inc., Class A(a)	10,898	3,187,664
Datadog, Inc., Class A(a)	4,360	542,558
DexCom, Inc.(a)	3,709	450,087
DigitalOcean Holdings, Inc.(a)	52,739	1,778,359
Elastic NV(a)	19,960	2,336,517
Etsy, Inc.(a)	17,342	1,154,284
Evercore, Inc., Class A	4,557	782,574
Five Below, Inc.(a)	6,019	1,080,170
Global Industrial Co.(a)	23,172	985,505
Goosehead Insurance, Inc., CLASS A(a)	5,643	435,640
Herc Holdings, Inc.	6,577	970,042
Houlihan Lokey, Inc.	11,209	1,342,614
HubSpot, Inc.(a)	1,096	669,656
IDEXX Laboratories, Inc.(a)	1,250	643,850
Insulet Corporation(a)	3,700	706,219
JFrog Ltd(a)	44,929	1,461,541
Littelfuse, Inc.	22,154	5,359,053
	Shares	Fair Value
COMMON STOCKS — 97.96% (continued)
United States — 40.46% (continued)
Lululemon Athletica, Inc.(a)	2,161	$980,705
MarketAxess Holdings, Inc.	4,278	964,732
Marvell Technology, Inc.	17,452	1,181,500
Medpace Holdings, Inc.(a)	1,911	557,209
Microchip Technology, Inc.	8,177	696,517
Moelis & Co., Class A	13,851	761,389
Monolithic Power Systems, Inc.	2,513	1,514,635
Neogen Corporation(a)	47,024	728,872
NV5 Global, Inc.(a)	8,441	885,376
Ollie’s Bargain Outlet Holdings, Inc.(a)	14,108	1,014,788
P10, Inc.(a)	164,599	1,514,311
PagerDuty, Inc.(a)	53,051	1,256,248
Paycom Software, Inc.	4,118	783,408
PJT Partners, Inc., Class A	28,466	2,737,575
Pool Corporation	1,431	531,259
QUALCOMM, Inc.	10,902	1,619,056
Qualys, Inc.(a)	10,015	1,894,538
Rexford Industrial Realty, Inc.	14,370	755,718
Savers Value Village Inc(a)	45,184	844,489
Shoals Technologies Group, Inc., Class A(a)	88,767	1,169,061
Silicon Laboratories, Inc.(a)	11,488	1,417,160
SiTime Corporation(a)	7,264	774,124
Smartsheet, Inc., Class A(a)	12,735	572,693
Tradeweb Markets, Inc., CLASS A	10,589	1,010,085
Zscaler, Inc.(a)	4,011	945,272
		63,310,591
Vietnam — 2.10%
Asia Commercial Bank JSC(a)	622,000	655,051
FPT Corporation(a)	262,905	1,027,829
Vietnam Technological & Commercial Joint Stock Bank(a)	1,138,805	1,607,530
		3,290,410
Total Common Stocks (Cost $125,197,091)		153,260,020

PREFERRED STOCKS — 0.73%
United States — 0.73%
Gusto, Inc., Series E Preferred(a) (d)	37,637	1,144,165

Total Preferred Stocks
(Cost $1,143,989)		1,144,165

Total Investments — 98.69%
(Cost $126,341,080)		154,404,185

Other Assets in Excess of Liabilities — 1.31%		2,050,139

NET ASSETS — 100.00%		$156,454,324

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $4,779,249, representing 3.05% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of these securities was $4,779,249, representing 3.05% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets.

Sector Composition (January 31, 2024)
Technology	36.0%
Industrials	16.8%
Financials	16.6%
Health Care	11.7%
Consumer Staples	6.2%
Consumer Discretionary	5.4%
Real Estate	3.3%
Energy	1.2%
Materials	0.8%
Listed Private Equity Investments	0.7%
Other Assets in Excess of Liabilities	1.3%
Total	100%
Industry Composition (January 31, 2024)
Application Software	8.1%
IT Services	7.9%
Semiconductor Devices	7.4%
Institutional Brokerage	4.8%
Infrastructure Software	4.2%
Electrical Components	4.1%
Mass Merchants	4.0%
Health Care Services	3.8%
Private Equity	3.8%
Electronics Components	3.7%
Specialty & Generic Pharma	3.2%
Industrial Wholesale & Rental	3.1%
Banks	2.9%
Investment Management	2.7%
Medical Equipment	2.5%
Semiconductor Mfg	2.5%
Food & Drug Stores	1.8%
Measurement Instruments	1.4%
Flow Control Equipment	1.4%
Online Marketplace	1.3%
Industrial Owners & Developers	1.3%
Other Machinery & Equipment	1.3%
Engineering Services	1.1%
Specialty Apparel Stores	1.1%
Wealth Management	1.0%
Office Reit	1.0%
Life Science & Diagnostics	1.0%
Other Spec Retail - Discr	1.0%
Industrial Reit	1.0%
Other Industries (each less than 1%)	14.3%
Other Assets in Excess of Liabilities	1.3%
Total	100%